FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of fair value of financial assets and liabilities
	As of December 31,
	2023			2022
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Bank deposits	$—	$—	$—	$625,000	$—	$625,000
Money market funds	1,024,658	—	1,024,658	80,888	—	80,888
Foreign currency
derivative contracts:
Foreign exchange contracts	—	9,806	9,806	—	(3,208)	(3,208)
Total	$1,024,658	$9,806	$1,034,464	$705,888	$(3,208)	$702,680